Other Current Liabilities - Summary of Warrant Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 14, 2022	Dec. 31, 2021
Disclosure Of Warrant Liabilities [Line Items]
Total warrant liabilities	€ 9,002
Public Warrant [Member]
Disclosure Of Warrant Liabilities [Line Items]
Total warrant liabilities	5,826		€ 0
Private Placement Warrant [Member]
Disclosure Of Warrant Liabilities [Line Items]
Total warrant liabilities	3,176		0
Warrant [Member]
Disclosure Of Warrant Liabilities [Line Items]
Total warrant liabilities	€ 9,002	€ 5,261	€ 0